Consolidated Statements of Stockholders' Equity (Unaudited) - USD ($)	Common Stock	Retained Earnings	Accumulated Other Comprehensive Income (Loss	Total
Equity Balance, Starting at Dec. 31, 2020	$ 170,000	$ 265,002,401	$ 13,266,927	$ 278,439,328
Shares Outstanding, Starting at Dec. 31, 2020	170,000
Comprehensive Income
Net Income (Loss)	$ 0	21,899,554	0
Other Comprehensive Income (Loss)	0	0	(1,684,529)	(1,684,529)
Total Comprehensive Income (Loss)	0	0	0	20,215,025
Cash Distributions Paid	$ 0	(10,186,306)	0	(10,186,306)
Shares Outstanding, Ending at Jun. 30, 2021	170,000
Equity Balance, Ending at Jun. 30, 2021	$ 170,000	276,715,649	11,582,398	288,468,047
Equity Balance, Starting at Mar. 31, 2021	$ 170,000	271,975,919	10,395,595	282,541,514
Shares Outstanding, Starting at Mar. 31, 2021	170,000
Comprehensive Income
Net Income (Loss)	$ 0	10,771,175	0
Other Comprehensive Income (Loss)	0	0	1,186,803	1,186,803
Total Comprehensive Income (Loss)	0	0	0	11,957,978
Cash Distributions Paid	$ 0	(6,031,445)	0	(6,031,445)
Shares Outstanding, Ending at Jun. 30, 2021	170,000
Equity Balance, Ending at Jun. 30, 2021	$ 170,000	276,715,649	11,582,398	288,468,047
Equity Balance, Starting at Dec. 31, 2021	$ 170,000	286,851,102	9,736,651	296,757,753
Shares Outstanding, Starting at Dec. 31, 2021	170,000
Comprehensive Income
Net Income (Loss)	$ 0	15,179,545	0
Other Comprehensive Income (Loss)	0	0	(32,105,658)	(32,105,658)
Total Comprehensive Income (Loss)	0	0	0	(16,926,113)
Cash Distributions Paid	$ 0	(10,237,350)	0	(10,237,350)
Shares Outstanding, Ending at Jun. 30, 2022	170,000
Equity Balance, Ending at Jun. 30, 2022	$ 170,000	291,793,297	(22,369,007)	269,594,290
Equity Balance, Starting at Mar. 31, 2022	$ 170,000	292,915,008	(8,714,629)	284,370,379
Shares Outstanding, Starting at Mar. 31, 2022	170,000
Comprehensive Income
Net Income (Loss)	$ 0	9,115,639	0
Other Comprehensive Income (Loss)	0	0	(13,654,378)	(13,654,378)
Total Comprehensive Income (Loss)	0	0	0	(4,538,739)
Cash Distributions Paid	$ 0	(10,237,350)	0	(10,237,350)
Shares Outstanding, Ending at Jun. 30, 2022	170,000
Equity Balance, Ending at Jun. 30, 2022	$ 170,000	$ 291,793,297	$ (22,369,007)	$ 269,594,290